Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Net Liabilities Acquired

The net liabilities of Armada are recorded at their acquisition-date fair value in the condensed interim combined consolidated financial statements as follows:

Cash and cash equivalents	$3,361
Prepaid expenses	169,425
Accounts payable and accrued expenses	(4,873,019)
Debt (promissory notes)	(3,144,883)
Other current liabilities	(1,499,936)
Net liabilities acquired	$(9,345,052)
Accumulated Deficit	$(9,345,052)
These condensed interim
Summary of List of Subsidiaries

A list of subsidiaries and Rezolve AI plc’s holding as of June 30, 2025 is as follows:

Name of the entity	Date of incorporation or acquisition (*)		Country of incorporation	Group shareholding (%)
Rezolve Taiwan Inc.	November 9, 2000		Taiwan	100%
Rezolve Technology (India) Private Limited	March 19, 2021		India	100%
Rezolve Mobile Commerce Inc.	April 20, 2016		United States of America	100%
Rezolve Technology S.L.	August 25, 2020		Spain	100%
Rezolve AI IP Holdings Limited	December 19, 2024		United Kingdom	100%
Rezolve Ai Finance LLC	February 12, 2025		United States of America	100%
Rezolve Ai Finance Holdings LLC	February 12, 2025		United States of America	100%
Armada Acquisition Corp. I	August 15, 2024		United States of America	100%
GroupBy Inc.	March 25, 2025	*	Canada	100%
GroupBy International Ltd	March 25, 2025	*	Canada	100%
GroupBy USA Inc.	March 25, 2025	*	United States of America	100%
GroupBy UK Ltd	March 25, 2025	*	United Kingdom	100%
Bluedot Industries Pty. Ltd	March 17, 2025	*	Australia	100%
Bluedot Industries, Inc.	March 17, 2025	*	United States of America	100%
Bluedot Innovation Pty. Ltd	February 20, 2025	*	Australia	100%
Prediqt Business Solutions Private Limited	June 2, 2025	*	India	100%
Mpower Plus Global Limited	May 31, 2025	*	United Kingdom	100%
Mpower Plus Poland SP Z o.o	May 31, 2025	*	Poland	100%
Mpower Plus France SARL	May 31, 2025	*	France	100%
Mpower Plus B.V.	May 31, 2025	*	Netherlands	100%
Mpower PLUS Global PTE. Ltd.	May 31, 2025	*	Singapore	100%
Mpower Plus Hungary KFT	May 31, 2025	*	Hungary	100%
MPower Plus BVBA	May 31, 2025	*	Belgium	100%
MPower Plus Deutschland GmbH	May 31, 2025	*	Germany	100%
MPower Plus Global Malaysia SDN BHD	May 31, 2025	*	Malaysia	100%
MP PLUS RM S.R.L	May 31, 2025	*	Romania	100%

Summary of Revenue By Region

The Company's revenue by region is as follows:

	Six months ended June 30, 2025	Six months ended June 30, 2024
North America, South America and Canada	5,612,576	683,902
United Kingdom and Europe	340,054	53,399
Asia Pacific	364,320	464,713
Total Revenue	6,316,950	1,202,014

Summary of Initial Useful Life of Assets

The initial useful lives of computer software assets as estimated by management are summarized as follows:

Assets	Useful life
Software	5 years

Assets	Useful life
Technology intellectual property	10 years

Assets	Useful life
Customer contracts and related relationships	4 years

Assets	Useful life
Recruitment database	3 years

Summary of Fair Value Measurements at Reporting Date

Fair value measurements at reporting date:

Description	Level 1	Level 2	Level 3
June 30, 2025
Fair value on recurring basis
(1) Share-based payment liability	$1,400,000	$—	$—
(2) Derivative liability	$—	$1,513,430	$—
(3) Other receivable	$5,710,714	$—	$—
December 31, 2024
Fair value on recurring basis
(1) Share-based payment liability	$1,400,000	$—	$—
(2) Derivative liability	$—	$2,579,875	$—
(2) Derivative asset	$—	$2,587,581	$—

(1)
See note 8.6.
The derivative asset and the derivative liability were valued by a third-party valuation expert using a Geometric Brownian Motion based Monte Carlo simulation to project the underlying metric value to ultimately determine the fair value upon the date of issuance. This model incorporates the most recent data available including risk-free interest rate, expected life of options,
Summary of Customers Representing More Than 10% of Accounts Receivable

At June 30, 2025 and December 31, 2024, the following customers represented more than 10% of total accounts receivable.

	June 30, 2025	December 31, 2024
Wondr Gaming (1)	32%	—%
Coles Supermarkets Australia Pty Ltd (2)	18%	—%
La Liga	Less than 10%	100%

(1) A full expected credit loss allowance has been recorded against the outstanding balance of this accounts receivable. See note 2.14. and Note 13.

(2) The outstanding balance was settled in full in July 2025.

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table presents the potential shares of ordinary shares outstanding that were excluded from the computation of diluted net loss per share of ordinary shares as of the periods presented because including them would have been antidilutive:

	June 30, 2025	June 30, 2024
Convertible debt (note 8)	54,172	884,791
Shares payable (note 8)	498,221	22,838
Warrants	13,019,976	574,526
Share options	7,522,654	848,287
Convertible promissory notes	222,153	—
Series A preferred shares	—	4,574,146
Advisors Loans (note 8)	1,606,039	—
Total	22,923,214	6,904,589